Financial risk exposure and risk management - Credir risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financial risk exposure and risk management
Provision for expected credit losses	$ 9,723
Accumulated impairment | Loans receivable
Financial risk exposure and risk management
Provision for expected credit losses	9,700
Accumulated impairment | Loans receivable | Credit Risk
Financial risk exposure and risk management
Provision for expected credit losses	$ 9,700